Corporate Information (Details)	6 Months Ended
Dec. 31, 2025
Exploration Licenses [Member]
Corporate Information [Line Items]
Number of licenses	54
Date of licenses validity	Dec. 31, 2029
Mining Licenses [Member]
Corporate Information [Line Items]
Number of licenses	20
Date of licenses validity	Dec. 31, 2027
Tanbreez Mining Greenland A/S [Member]
Corporate Information [Line Items]
Ownership interest percentage	42.005%
EV Resources GmbH [Member]
Corporate Information [Line Items]
Ownership interest percentage	20.00%